Number of Common Shares Repurchased at the Average Purchase Price (Detail) (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Accelerated Share Repurchases [Line Items]
Shares repurchased	8,008,926	441,118	7,557,284
Average price per share	$ 86.54	$ 56.67	$ 59.25